Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits paid	₩ 2,968,389
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits paid	110,168
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	735,172
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	836,318
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	795,347
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	₩ 491,384